                               MINERVA FUND, INC.



                                EQUITY PORTFOLIO





                                 ANNUAL REPORT
                               SEPTEMBER 30, 1996

                                November 8, 1996
DEAR SHAREHOLDERS:

         We are pleased to present the annual report for the Minerva Fund, Inc. for the year ended September 30, 1996. The Equity Portfolio had net assets of $63,541,746 on September 30, 1996.

         There was a 500% increase in assets due primarily from additional shareholder contributions since the annual report dated September 30, 1995. The net asset value per share was $13.57 for the Equity Portfolio.

         Audited financial statements including Equity Portfolio of Investments follow. Your support is appreciated.




                             John J. Pileggi
                             President & Treasurer

              INVESTMENT MANAGER'S DISCUSSION OF FUND PERFORMANCE


         During the fiscal year ended September 30, 1996, the Minerva Equity
Portfolio realized a total return of 16.37%.   The return was below the S&P
500 Index which returned 18.96%. This difference was largely due to our short-term fixed income positions, our underweighting and stock selection in the technology sector, and our stock selection in the tobacco sector. Our assessment of the market and corporate profits called for maintaining meaningful cash reserves and a defensive strategy which emphasized such non-cyclical sectors as utilities and energy. The Equity Portfolio benefitted from an overweighting in the health care sector and our stock selection in the financial services sector.



                          TEN LARGEST EQUITY HOLDINGS


1.  Philip Morris Cos., Inc.                        6.  ITT Hartford Group
2.  Du Pont (E.I.) De Nemours                       7.  Microsoft Corp.
3.  Bristol-Myers Squibb Co.                        8.  Union Pacific Corp.
4.  British Petroleum PLC                           9.  Pepsico Inc.
5.  AT&T Corp.                                     10.  Mobil Corp.

                               MINERVA FUND, INC.
                                EQUITY PORTFOLIO



                        Period Ended September 30, 1996
                            % Return Since Inception
                          Fund Performance Comparison*



The following graph illustrates the total return based on a $10,000 investment in the Equity Portfolio made at the inception date of October 1, 1993 and held through September 30, 1996, as well as performance of the S&P 500 Index (the "Index") over the same period. Past performance is not predictive of future performance.

The Index is a widely accepted unmanaged index of stock market performance which reflects the reinvestment of income dividends and, where applicable, capital gains distributions.

The Index does not reflect operating expenses. If expenses had been applied to the Index, the performance of the Index would have been lower.

The investment return and principal value of an investment in Equity Portfolio will fluctuate, so that an investor's shares, where redeemed, may be worth more or less than the original cost.

*Assumes reinvestment of all dividends and distributions and includes the effect of the Portfolio's operating expenses. Total returns are aggregate from inception, have not been annualized, and reflect voluntary fee waivers.


AVERAGE ANNUAL TOTAL RETURNS**

Periods Ended September 30, 1996


From Inception (October 1, 1993)                               13.79%

Fiscal Year 1996                                               16.37%

**Assumes reinvestment of dividends and distributions, and reflects voluntary fee waivers and voluntary reimbursement of expenses.

                           MINERVA PERFORMANCE CHARTS

                           PLOT POINTS

                     Equity              S&P 500 index
Date                 Portfolio
   10/1/93                     10,000          10,000
  12/31/93                     10,141          10,232
   3/31/94                      9,795           9,844
   6/30/94                      9,839           9,885
   9/30/94                     10,179          10,369
  12/31/94                     10,149          10,367
   3/31/95                     11,034          11,376
   6/30/95                     11,906          12,463
   9/30/95                     12,660          13,453
  12/31/95                     13,219          14,263
   3/31/96                     14,064          15,029
   6/30/96                     14,592          15,702
   9/30/96                     14,748          16,187

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1996

                                                                                          VALUE
 SHARES                                                                    COST         (NOTE 2a)
------------                                                          ------------   -------------
           COMMON STOCKS - 93.7%

           AEROSPACE - 0.5%
   2,200   Loral Space & Communications Ltd.........................  $     29,635   $     34,650
   5,400   Raytheon Co..............................................       248,339        300,375
                                                                      ------------   -------------
                                                                           277,974        335,025
                                                                      ------------   -------------

           AIR TRANSPORTATION - 1.3%
  10,100   AMR Corp*................................................       846,556        804,212
                                                                      ------------   -------------

           APPAREL - 0.9%
   5,400   Fruit of the Loom Inc*...................................       149,249        167,400
   2,400   Springs Industries Inc - Class A.........................       101,619        106,800
   2,400   Tommy Hilfiger Corp*.....................................       117,490        142,200
   2,900   VF Corp..................................................       163,354        174,363
                                                                      ------------   -------------
                                                                           531,712        590,763
                                                                      ------------   -------------

           AUTOMOBILES - 1.7%
  19,300   Chrysler Corporation.....................................       575,189        552,462
  10,500   General Motors Corp......................................       562,380        504,000
                                                                      ------------   -------------
                                                                         1,137,569      1,056,462
                                                                      ------------   -------------

           AUTOMOTIVE RELATED - 0.7%
   9,900   Goodyear Tire and Rubber Co..............................       466,069        456,637
                                                                      ------------   -------------

           BANKS - 5.7%
   9,400   Chase Manhattan Corp.....................................       674,164        753,175
   3,900   Citicorp.................................................       312,222        353,437
   2,700   Crestar Financial Corp...................................       146,000        159,300
  12,800   First Chicago NBD Corp...................................       540,556        579,200
  11,900   First Union Corp.........................................       731,118        794,325
   6,500   NationsBank Corp.........................................       545,403        564,688
   3,600   Republic NY Corp.........................................       231,204        248,850
   4,700   U.S. Bancorp.............................................       153,130        185,650
                                                                      ------------   -------------
                                                                         3,333,797      3,638,625
                                                                      ------------   -------------

           BASIC CHEMICALS - 2.9%
   4,500   Airgas Inc*..............................................        88,359        114,187
  17,200   Du Pont (E.I.) De Nemours................................     1,308,845      1,517,900
   2,900   Rohm & Haas Co...........................................       176,812        189,950
                                                                      ------------   -------------
                                                                         1,574,016      1,822,037
                                                                      ------------   -------------

           BEVERAGES - 1.6%
  35,400   Pepsico Inc..............................................     1,122,321      1,000,050
                                                                      ------------   -------------

           BUILDING AND HOUSING - 0.3%
   3,800   Danaher Corp.............................................       144,316        157,225
                                                                      ------------   -------------

           BUSINESS SERVICES - 0.6%
     800   Cintas Corp..............................................        31,300         44,800
  11,200   PHH Corp.................................................       284,190        333,200
                                                                      ------------   -------------
                                                                           315,490        378,000
                                                                      ------------   -------------

           COMPUTERS AND OFFICE EQUIPMENT - 3.6%
  11,700   Cisco Systems Inc*.......................................       608,094        726,132
  10,100   Compaq Computer Corp.....................................       508,344        647,662
   3,600   Seagate Technology Inc*..................................       197,141        201,150
   4,200   Stratus Computer, Inc*...................................       113,287         82,950
   9,400   U.S. Robotics Inc*.......................................       563,092        607,476
                                                                      ------------   -------------
                                                                         1,989,958      2,265,370
                                                                      ------------   -------------




           See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1996 - (CONTINUED)

                                                                                          VALUE
 SHARES                                                                    COST         (NOTE 2a)
------------                                                          ------------   -------------
           COMPUTER SOFTWARE AND SERVICES - 2.6%
   4,000   Fiserv, Inc*.............................................  $    118,537   $    153,000
   2,400   McAfee Associates Inc*...................................       122,887        165,600
   7,900   Microsoft Corp.*.........................................       961,800      1,041,813
   6,850   Oracle Systems Corp*.....................................       212,723        291,553
                                                                      ------------   -------------
                                                                         1,415,947      1,651,966
                                                                      ------------   -------------

           CONSUMER DURABLES - 0.4%
   4,500   Tupperware Corp..........................................       165,979        220,500
                                                                      ------------   -------------

           CREDIT AND FINANCE - 0.4%
   5,800   Sirrom Capital Corp......................................       139,272        175,450
   1,497   TransAmerica Corp........................................       101,034        104,603
                                                                      ------------   -------------
                                                                           240,306        280,053
                                                                      ------------   -------------

           DEPARTMENT STORES - 2.8%
   6,000   Dillard Department Stores - Class A......................       214,961        193,500
  19,500   Federated Department Stores*.............................       643,995        653,250
  21,200   Sears, Roebuck and Co....................................       960,200        948,700
                                                                      ------------   -------------
                                                                         1,819,156      1,795,450
                                                                      ------------   -------------

           DRUGS - 8.4%
  14,700   Abbott Laboratories......................................       653,369        723,975
  12,100   Allergan Inc.............................................       429,765        461,312
   3,000   Alza Corp. - Class A*....................................        82,555         80,625
  11,700   American Home Products Corp..............................       597,690        745,875
  12,800   Bristol-Myers Squibb Co..................................     1,046,518      1,233,600
   2,400   Cardinal Health Inc......................................       167,419        198,300
   9,000   Johnson & Johnson........................................       423,667        461,250
   3,600   Merck & Co., Inc.........................................       246,596        253,350
  10,500   Schering Plough Corp.....................................       602,583        645,750
   4,000   Smithkline Beecham PLC - ADR.............................       224,787        243,500
   4,300   Warner-Lambert Co........................................       248,597        283,800
                                                                      ------------   -------------
                                                                         4,723,546      5,331,337
                                                                      ------------   -------------

           ELECTRICAL EQUIPMENT - 1.5%
  10,500   General Electric Co......................................       863,780        955,500
                                                                      ------------   -------------

           ELECTRICAL POWER - 3.4%
   5,100   Central & South West Corp................................       140,924        132,600
   9,400   Cinergy Corp.............................................       291,202        290,225
  11,700   DTE Energy Co............................................       356,465        327,600
   8,300   Entergy Corp.............................................       237,923        224,100
   9,000   GPU Inc..................................................       298,965        276,750
  13,500   Ohio Edison Co...........................................       300,210        261,563
  13,900   Peco Energy Company......................................       357,197        330,125
  13,000   Unicom Corporation.......................................       340,768        326,625
                                                                      ------------   -------------
                                                                         2,323,654      2,169,588
                                                                      ------------   -------------

           ELECTRONICS - 1.2%
   8,200   Intel Corp...............................................       493,388        782,587
                                                                      ------------   -------------

           ENTERTAINMENT & LEISURE - 1.1%
  12,100   Carnival Corp. - Class A.................................       356,139        375,100
  11,800   Liberty Media Group - Class A*...........................       331,983        337,775
                                                                      ------------   -------------
                                                                           688,122        712,875
                                                                      ------------   -------------




           See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1996 - (CONTINUED)

                                                                                          VALUE
 SHARES                                                                    COST         (NOTE 2a)
------------                                                          ------------   -------------
           FOOD PRODUCTS - 1.8%
  11,000   Conagra Inc..............................................  $    478,098   $    541,750
   3,700   Unilever NV - ADR........................................       522,835        583,213
                                                                      ------------   -------------
                                                                         1,000,933      1,124,963
                                                                      ------------   -------------

           FOOD RETAILERS - 0.6%
   9,000   American Stores Co.......................................       332,465        360,000
                                                                      ------------   -------------

           FURNISHINGS AND APPLIANCES - 0.1%
   4,500   Premark International, Inc...............................        63,681         84,938
                                                                      ------------   -------------

           HEALTH SERVICES - 1.3%
   7,636   Columbia/HCA Healthcare Corp.............................       397,974        434,297
   5,400   Foundation Health Corp*..................................       201,149        182,925
   1,630   Health Management Associates Inc*........................        36,366         40,546
   9,600   Humana Inc*..............................................       219,164        194,400
                                                                      ------------   -------------
                                                                           854,653        852,168
                                                                      ------------   -------------

           HEALTH TECHNOLOGY - 0.2%
   3,800   Beckman Instruments Inc..................................       129,591        147,725
                                                                      ------------   -------------

           HOSPITAL SUPPLIES - 1.8%
   7,200   Baxter International Inc.................................       281,607        336,600
  11,700   Becton Dickinson & Co....................................       419,014        517,725
   7,600   Mallinckrodt Group Inc...................................       286,469        316,350
                                                                      ------------   -------------
                                                                           987,090      1,170,675
                                                                      ------------   -------------

           INSURANCE - 7.2%
   6,500   Ace Limited..............................................       281,565        343,687
  10,100   Aetna Life & Casualty Co.................................       708,039        710,787
  10,256   Allstate Corp............................................       434,949        505,108
   4,000   American General Corp....................................       137,777        151,000
   7,000   Cigna Corp...............................................       801,204        839,125
  12,600   Exel Limited.............................................       416,981        437,850
  19,000   ITT Hartford Group Inc...................................       984,934      1,121,000
   2,400   Providian Corp...........................................        96,536        103,200
   6,300   SAFECO Corp..............................................       209,655        220,500
   2,700   St. Paul Companies Inc...................................       140,219        149,850
                                                                      ------------   -------------
                                                                         4,211,859      4,582,107
                                                                      ------------   -------------

           MACHINERY - 2.2%
   3,300   Case Corp................................................       161,898        160,875
   3,800   Caterpillar Inc..........................................       256,153        286,425
   8,700   Cummins Engine...........................................       356,862        342,562
   7,600   Deere & Co...............................................       276,722        319,200
   3,600   Eaton Corp...............................................       206,179        217,350
   1,800   Tecumseh Products Co. - Class A..........................        97,037         97,650
                                                                      ------------   -------------
                                                                         1,354,851      1,424,062
                                                                      ------------   -------------

           MISCELLANEOUS INDUSTRIALS - 2.8%
   5,400   FMC Corp*................................................       349,164        366,525
   6,700   ITT Corp*................................................       391,767        292,287
   4,500   Tenneco Inc..............................................       223,833        225,563
   4,200   Textron Inc..............................................       316,452        357,000
   8,100   Trinova Corp.............................................       260,216        255,150
   2,900   TRW Inc..................................................       253,874        269,700
                                                                      ------------   -------------
                                                                         1,795,306      1,766,225
                                                                      ------------   -------------


           See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1996 - (CONTINUED)

                                                                                          VALUE
 SHARES                                                                    COST         (NOTE 2a)
------------                                                          ------------   -------------
           NATURAL GAS - 1.5%
  10,300   Coastal Corp.............................................  $    392,568   $    424,875
   5,200   Columbia Gas System......................................       296,062        291,200
   5,100   El Paso Natural Gas......................................       191,381        224,400
                                                                      ------------   -------------
                                                                           880,011        940,475
                                                                      ------------   -------------

           NON-FERROUS METALS - 0.3%
   3,800   Reynolds Metals Co.......................................       209,803        194,275
                                                                      ------------   -------------

           OIL - DOMESTIC AND CRUDE - 3.2%
   3,600   Amoco Corp...............................................       257,454        253,800
   5,200   Atlantic Richfield Co....................................       607,325        663,000
   3,300   Mapco Inc................................................       191,386        196,763
  17,800   Phillips Petroleum Co....................................       729,106        760,950
   5,600   Ultramar Corp*...........................................       158,525        169,400
                                                                      ------------   -------------
                                                                         1,943,796      2,043,913
                                                                      ------------   -------------

           OIL - INTERNATIONAL - 5.7%
   9,400   British Petroleum PLC - ADR..............................       991,658      1,175,000
   7,600   Chevron Corp.............................................       450,356        475,950
   8,400   Mobil Corp...............................................       914,992        972,300
   7,400   Texaco Inc...............................................       638,232        680,800
   8,600   Total S.A. - ADR.........................................       287,754        336,475
                                                                      ------------   -------------
                                                                         3,282,992      3,640,525
                                                                      ------------   -------------

           OTHER CONSUMER SERVICES - 0.5%
  10,300   Service Corporation International........................       246,330        311,575
                                                                      ------------   -------------

           PAPER - 0.9%
   7,600   Bowater Inc..............................................       301,368        288,800
   6,000   Champion International Corp..............................       276,973        275,250
                                                                      ------------   -------------
                                                                           578,341        564,050
                                                                      ------------   -------------

           PERSONAL PRODUCTS - 2.6%
  10,300   Avon Products Inc........................................       429,446        511,137
   1,800   Estee Lauder Co. - Class A...............................        69,458         80,775
   6,962   Kimberley Clark Corp.....................................       480,790        613,526
   4,900   Proctor & Gamble Co......................................       428,607        477,750
                                                                      ------------   -------------
                                                                         1,408,301      1,683,188
                                                                      ------------   -------------

           PUBLISHING AND BROADCASTING - 2.0%
   6,750   Comcast Corp. - Class A..................................       120,380        103,781
   4,000   Gannett Co., Inc.........................................       277,715        281,500
   8,100   Harcourt General Inc.....................................       400,710        447,525
   3,700   Infinity Broadcasting Co. - Class A*.....................       108,061        116,550
   6,900   Panamsat Corp*...........................................       179,933        191,906
   2,900   Sinclair Broadcasting Group - Class A*...................        95,881        115,638
                                                                      ------------   -------------
                                                                         1,182,680      1,256,900
                                                                      ------------   -------------

           RAILROADS - 2.4%
   4,650   Burlington Northern Santa Fe Corp........................       347,544        392,344
   1,800   CSX Corp.................................................        86,346         90,900
  13,900   Union Pacific Corp.......................................       963,321      1,018,175
                                                                      ------------   -------------
                                                                         1,397,211      1,501,419
                                                                      ------------   -------------

           RECREATION - 0.5%
   3,800   Eastman Kodak Co.........................................       269,851        298,300
                                                                      ------------   -------------



           See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1996 - (CONTINUED)

 SHARES/
PRINCIPAL                                                                                      VALUE
 AMOUNT                                                                      COST            (NOTE 2a)
--------------                                                          ------------      -------------
             SPECIALTY STORES - 2.1%
    4,500    Gymboree*................................................  $    125,930      $    136,688
   10,600    Home Depot, Inc..........................................       522,249           602,875
    7,600    Officemax Inc*...........................................       122,374           106,400
   10,100    Pep Boys - Manny, Moe & Jack.............................       347,171           359,813
    3,600    Viking Office Products*..................................        93,787           108,000
                                                                        ------------      -------------
                                                                           1,211,511         1,313,776
                                                                        ------------      -------------

             TELECOMMUNICATIONS EQUIPMENT - 0.2%
    1,800    Tellabs Inc*.............................................        89,639           127,125
                                                                        ------------      -------------

             TELEPHONE SERVICES - 7.8%
   22,000    AT&T Corp................................................     1,297,432         1,149,500
    7,600    Frontier Corp............................................       233,681           202,350
   11,700    GTE Corp.................................................       480,427           450,450
    6,300    Lucent Technologies Inc..................................       218,816           289,012
    9,400    MFS Communications Co., Inc*.............................       390,836           410,075
   14,300    NYNEX Corp...............................................       681,471           622,050
    6,300    Paging Network Inc*......................................       132,500           126,000
    8,100    Palmer Wireless Inc.*....................................       164,313           143,269
   12,100    SBC Communications Inc...................................       593,535           582,313
   24,900    Sprint Corporation.......................................       957,396           967,988
                                                                        ------------      -------------
                                                                           5,150,407         4,943,007
                                                                        ------------      -------------

             TOBACCO - 4.4%
   21,900    Philip Morris Cos., Inc..................................     1,961,019         1,965,525
   14,380    RJR Nabisco Holdings Corp................................       429,214           373,880
   15,300    UST, Inc.................................................       490,518           453,263
                                                                        ------------      -------------
                                                                           2,880,751         2,792,668
                                                                        ------------      -------------


             TOTAL COMMON STOCK                                           55,935,709        59,528,321
                                                                        ------------      -------------


             MONEY MARKET FUNDS - 6.5%
$1,194,664   Federated Trust for Government Cash Reserves, 4.96% (a)..     1,194,664         1,194,664
 2,931,156   Fidelity Institutional Cash Treasury II, 5.15% (a).......     2,931,156         2,931,156
                                                                        ------------      -------------
             Total Money Market Funds                                      4,125,820         4,125,820
                                                                        ------------      -------------

             Total Investments - 100.2%                                 $ 60,061,529 **     63,654,141
                                                                        ------------

             Liabilities in Excess of Other Assets - (0.2%)                                   (112,395)
                                                                                          -------------

             Net Assets - 100%                                                            $ 63,541,746
                                                                                          =============

             *Non-income producing security

             **The cost for Federal income tax purposes is $60,064,213.  See
               Note 6b.

             ADR - American Depository Receipt

             (a) Yield effective on 9/30/96.





           See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996



ASSETS:

Investments in securities, at value
(Identified cost $60,061,529)................................................ $ 63,654,141
Receivable for investment securities sold....................................      165,000
Dividends and interest receivable............................................      141,108
Unamortized organizational cost..............................................       42,473
                                                                              ------------
    Total Assets.............................................................   64,002,722
                                                                              ------------

LIABILITIES:

Payable for investment securities purchased..................................      360,087
Advisory fee payable.........................................................       16,775
Custodian fee payable........................................................        9,186
Fund accounting fee payable..................................................        8,765
Transfer agent fee payable...................................................        2,554
Administrative services fee payable..........................................        2,396
Other accrued expenses.......................................................       61,213
                                                                              ------------
   Total Liabilities.........................................................      460,976
                                                                              ------------

NET ASSETS                                                                    $ 63,541,746
                                                                              ============
COMPOSITION OF NET ASSETS
Par value of shares of capital stock outstanding (par value $.001 per share,
200,000,000 shares authorized)............................................... $      4,681
Additional paid-in-capital...................................................   58,542,120
Accumulated undistributed net investment income..............................      117,802
Accumulated undistributed net realized gain on investments...................    1,284,531
Unrealized appreciation of investments.......................................    3,592,612
                                                                              ============

NET ASSETS                                                                    $ 63,541,746
                                                                              ------------

Shares of Capital Stock Outstanding..........................................    4,681,166
                                                                              ------------

Net Asset Value (Maximum Offering Price and Redemption Price Per Share) .....       $13.57
                                                                                    ======





See accompanying notes to financial statements

MINERVA FUND, INC.
EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1996




INVESTMENT INCOME:
  Dividends.................................................................. $    628,435
  Interest ..................................................................       98,321
                                                                              ------------
                                                                                   726,756
                                                                              ------------

EXPENSES:
  Advisory ..................................................................      138,248
  Administrative services ...................................................       42,231
  Fund accounting............................................................       38,636
  Custodian .................................................................       36,300
  Audit......................................................................       31,950
  Legal......................................................................       27,480
  Registration...............................................................       23,000
  Amortization of organization expenses......................................       21,356
  Insurance..................................................................       12,642
  Directors..................................................................        9,750
  Transfer agent ............................................................        9,027
  Reports to shareholders....................................................        6,000
  Miscellaneous..............................................................       12,000
                                                                              ------------

  Total expenses before waivers / reimbursements.............................      408,620

  Expenses waived / reimbursed by Adviser and Administrator..................     (132,043)
                                                                              ------------

  NET EXPENSES...............................................................      276,577
                                                                              ------------

NET INVESTMENT INCOME........................................................      450,179
                                                                              ------------

Net realized gain on investments.............................................    1,322,643
Change in unrealized appreciation on investments.............................    1,771,673
                                                                              ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..............................    3,094,316
                                                                              ------------

Net increase in net assets resulting from operations......................... $  3,544,495
                                                                              ============





See accompanying notes to financial statements

MINERVA FUND, INC.
EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS





                                                                                  YEAR             YEAR
                                                                                  ENDED            ENDED
                                                                              SEPTEMBER 30,    SEPTEMBER 30,
                                                                                   1996            1995
INCREASE IN NET ASSETS:                                                       ------------     -------------
  Net investment income...................................................... $    450,179     $    211,383
  Net realized gain on investments...........................................    1,322,643          490,664
  Change in unrealized appreciation of investments...........................    1,771,673        1,795,679
                                                                              ------------     -------------

Net increase in net assets resulting from operations.........................    3,544,495        2,497,726
                                                                              ------------     -------------

DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income......................................................     (351,954)        (202,662)
  Realized Capital Gains.....................................................     (520,825)           -----
                                                                              ------------     -------------

  Total Dividends and Distributions..........................................     (872,779)        (202,662)
                                                                              ------------     -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares..............................................   47,466,188              ---

  Net asset value of shares issued in reinvestment of distributions..........      846,684          202,662

  Cost of shares redeemed ...................................................     (167,938)              --
                                                                              ------------     -------------

  Net increase in net assets from capital share transactions.................   48,144,934          202,662
                                                                              ------------     -------------

TOTAL INCREASE IN NET ASSETS.................................................   50,816,650        2,497,726

NET ASSETS:
  Beginning of period........................................................   12,725,096       10,227,370
                                                                              ------------     -------------

  End of period (including undistributed net investment income
of $117,802 and $19,577, respectively) ...................................... $ 63,541,746     $ $12,725,096
                                                                              ============     =============



See accompanying notes to financial statements.

MINERVA FUND, INC.
EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996


         NOTE 1. DESCRIPTION AND ORGANIZATION. Minerva Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, and was incorporated in the State of Maryland on June 28, 1993. The Fund currently consists of one investment portfolio, Equity Portfolio (the "Portfolio"). At September 30, 1996 there were authorized 200,000,000 shares of capital stock having a par value of $0.001 per share. The Portfolio commenced operations on October 1, 1993. Prior to commencement of operations, the Portfolio had no operations other than organizational matters and the sale of 5,000 shares at $10.00 per share to Furman Selz LLC, formerly, Furman Selz Incorporated ("Furman Selz"), the Fund's Administrator and Distributor, representing the initial capital of the Fund.

         NOTE 2. SIGNIFICANT ACCOUNTING POLICIES. Following is a summary of the significant accounting policies followed by the Fund. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

         a. SECURITY VALUATION - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily
traded.   Unlisted securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. The value of securities and other assets for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

         b. INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date. Identified cost of investments sold is used to calculate realized gains and losses for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned or accrued.

         c. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS - Dividends from net investment income are declared and paid to shareholders on a quarterly basis. If any net capital gains are realized from the sale of securities, the Portfolio normally distributes such gains with the last dividend for the calendar year. Dividends are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ with generally accepted accounting principles. These "book/tax" differences are either temporary (primarily attributable to post October capital and foreign currency loss deferrals) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require a reclassification.

MINERVA FUND, INC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1996



         d. FEDERAL INCOME TAXES - The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes with respect to net investment income and net realized capital gains, if any, that are distributed to shareholders. The Fund also intends to meet the distribution requirements to avoid the payment of an excise tax.

         e. ORGANIZATION EXPENSES - Costs incurred in connection with the organization and initial registration of the Fund were paid by Furman Selz and reimbursed by the Fund. These costs have been deferred and are being amortized on the straight-line method against operations over a period of sixty months beginning with the Fund's commencement of operations. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro-rata portion of any unamortized organization expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.


         NOTE 3. ADVISER. The Fund has entered into an investment management agreement (the "Investment Management Agreement") with LTCB-MAS Investment Management, Inc. ("LTCB-MAS") (the "Investment Manager"). LTCB-MAS is a joint subsidiary of The Long-Term Credit Bank of Japan, Limited ("LTCB") and Miller, Anderson & Sherrerd, LLP ("MA&S").

         Pursuant to an Investment Services Agreement (the "Investment Services Agreement") between the Investment Manager and MA&S, MA&S acting in collaboration with and under the supervision of the Investment Manager, is responsible on a day-to-day basis for selecting investments for the Fund in conformity with the Fund's stated investment objective and policies, consulting with the Investment Manager regarding specific decisions concerning the purchase, sale, or holding of particular securities on behalf of the Fund and placing purchase and sale orders for the Fund's securities. MA&S receives no fee from the Investment Manager or the Fund pursuant to the Investment Services Agreement for the services it provides.

         Sixty percent of the outstanding capital stock of the Investment Manager is owned by LTCB Capital Markets, Inc. ("LCM") which, in turn, is wholly owned by LTCB. Forty percent of the outstanding capital stock of the Investment Manager is owned by MA&S.

         As of January 3, 1996, MA&S was acquired by Morgan Stanley Group Inc. Forty percent of the outstanding capital stock of LTCB-MA&S was also acquired by affiliates of Morgan Stanley Group. Each of LTCB-MA&S and MA&S has retained its name. A new Investment Management Agreement ("Current Investment Management Agreement") with LTCB-MA&S and a new Investment Services Agreement between LTCB-MA&S and MA&S were approved on September 29, 1995 due to this acquisition. The terms are identical to the previous contracts.

         The Current Investment Management Agreement provides for the Portfolio to pay the Investment Manager an investment management fee calculated and accrued daily and paid monthly at the annual rates of 0.50% of average daily
net assets.   The Investment Manager will

MINERVA FUND, INC.
EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


provide portfolio management and certain administrative, clerical and bookkeeping services for the Fund.

         During the year ended September 30, 1996, the Investment Manager waived advisory fees of $81,937 from the Portfolio. In addition, LCM has voluntarily reimbursed expenses of $13,124 to the Portfolio.

         LTCB-MAS has agreed that, in any fiscal year, it will reduce its management fee to the Portfolio to the extent that the Portfolio's expenses exceed the most restrictive expense limitation imposed by state securities laws or regulations in states where the Portfolio's shares are sold. There was no reimbursement of expenses to meet these limitations for the year ended September 30, 1996.

         NOTE 4. ADMINISTRATOR AND DISTRIBUTOR - Furman Selz provides the Fund with administrative and fund accounting services pursuant to an administration agreement (the "Fund Administration Agreement"). The services under the Fund Administration Agreement are subject to the supervision of the Fund's Board of Directors and officers and includes the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodians and assistance in the preparation of the Fund's registration statements under federal and state laws. Pursuant to the Fund Administration Agreement, the Portfolio pays Furman Selz a monthly fee which on an annualized basis will not exceed 0.15% of the average daily net assets of the Portfolio.

         For the year ended September 30, 1996, Furman Selz voluntarily waived administrative services fees of $26,982.

         In addition, Furman Selz is entitled to an annual fee of $30,000 from the Portfolio for performing fund accounting services. Furman Selz voluntarily waived $10,000 of this fund accounting fee for the year ended September 30, 1996.

         The Fund has entered into a distribution agreement (the "Distribution Agreement") with Furman Selz. Under the Distribution Agreement, Furman Selz does not receive any fee or other compensation for distributing shares of the Fund.

         NOTE 5. OTHER TRANSACTIONS WITH AFFILIATES. The Fund has entered into a Transfer Agency Agreement (the "Transfer Agency Agreement") with Furman Selz whereby Furman Selz provides personnel necessary to perform shareholder servicing functions. For its services, Furman Selz receives a fee of $15 per account plus reimbursement of out-of-pocket expenses.

         LTCB Trust Company, a subsidiary of LTCB and an affiliate of the Investment Manager, serves as custodian for the Fund. For furnishing custodian services, LTCB Trust Company is paid a monthly fee with respect to the Portfolio at an annual rate based on a percentage of average daily net assets plus certain transaction and out of pocket expenses. For the year ended September 30, 1996, LTCB Trust Company received fees of $36,300 from the Portfolio.

MINERVA FUND, INC.
EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

         NOTE 6 - SECURITIES TRANSACTIONS.

         (a) PURCHASE AND SALE TRANSACTIONS - The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended September 30, 1996 were as follows:

                                     Common Stocks & Bonds
                                    Purchases        Sales
                                    ---------        -----
                                    $59,112,493      $13,916,988

         (b) FEDERAL INCOME TAX BASIS - Cost for Federal income tax purposes at September 30, 1996 was $60,064,213. Accordingly, the Portfolio had gross unrealized appreciation of $4,699,205, and gross unrealized depreciation of $1,109,277 for Federal income tax purposes.

         NOTE 7 - CAPITAL SHARE TRANSACTIONS. The Board of Directors may, in the future, authorize the issuance of additional classes of capital stock representing shares in the same or additional investment portfolios. For the periods indicated, transactions of capital stock of Equity Portfolio were as follows:

                                                         Year Ended         Year Ended
                                                    September 30, 1996    September 30, 1995
                                                    ------------------    ------------------
Shares sold.....................                          3,586,262                ---
Shares issued in reinvestment of
  dividends.....................                             67,536             18,234

Shares redeemed.................                            (12,796)               ---
                                                           --------                ---
Net increase in shares..........                          3,641,002             18,234
                                                          ---------             ------


         NOTE 8 - SUBSEQUENT EVENTS. Furman Selz has consummated an agreement with BISYS Group, Inc. ("BISYS") whereby administrative, transfer agency, and fund accounting services currently provided by Furman will be provided by BISYS under new Administrative Services Agreement, Transfer Agency Agreement, and Fund Accounting Agreements between the Fund and BISYS.

MINERVA FUND, INC.
EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (1)


                                                                                     YEAR            YEAR            YEAR
                                                                                    ENDED           ENDED           ENDED
                                                                                 SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                                                     1996            1995           1994*
                                                                                 -------------- ---------------- --------------
Net Asset Value, Beginning of Period.............................................     $12.23          $10.01          $10.00
                                                                                      ======          ======          ======
Income from Investment Operations:
    Net investment income........................................................       0.21            0.22            0.16
    Net realized and unrealized appreciation on investments......................       1.73            2.20            0.02
                                                                                      ------          ------          ------
    Total Increase from Investment Operations....................................       1.94            2.42            0.18
                                                                                      ------          ------          ------
Less Dividends and Distributions:
    Dividends from net investment income.........................................      (0.14)          (0.20)          (0.15)
    Realized  Capital Gains......................................................      (0.46)             --              --
                                                                                      ------           ------           -----
    Return of Capital............................................................         --              --           (0.02)

  Total Dividends and Distributions..............................................      (0.60)          (0.20)          (0.17)
                                                                                      ------          ------          ------
Net Asset Value, End of Period...................................................     $13.57          $12.23          $10.01
                                                                                      ======          ======          ======
Total Return.....................................................................      16.37%          24.37%           1.99%

Ratios / Supplemental Data:
      Net Assets, End of Period (in thousands)                                       $63,542         $12,725         $10,227
      Ratios of Net Investment Income to Average Net Assets                             1.59%           1.90%           1.56%
      Ratios of Net Investment Income before effect of waivers and reimbursements       1.13%           0.59%           0.71%
      Ratios of Net Expenses to Average Net Assets                                      0.98%           1.03%           1.00%
      Ratios of Expenses before effect of waivers and reimbursements                    1.44%           2.34%           1.85%
      Portfolio Turnover Rate                                                             55%             56%             35%
     Average Commission Rate (a)                                                      $0.059              --              --





(1) Per share based on the average number of shares outstanding during each period.

*Commencement of Operations October 1, 1993

(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Minerva Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Minerva Equity Portfolio (constituting Minerva Fund, Inc., hereafter referred to as the "Portfolio") at September 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity
with generally accepted accounting principles.   These financial statements and
financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
November 7, 1996

                               Minerva Fund, Inc.
                                Equity Portfolio

                    TAX STATUS OF DIVIDEND PAID (Unaudited)




The following table represents the tax status of dividends and distributions paid by the Equity Portfolio during the fiscal year ended September 30, 1996. This information is presented in order to comply with Internal Revenue Service regulatory requirements and no current action on your part is needed. You will be receiving a Form 1099 at the close of calendar 1996 for tax filing purposes.


                                                      Percentage of
                                       Long-Term         Income
                 Ordinary            Capital Gain     Derived from
              Dividends Paid           Dividend        Government
                Per Share              Per Share       Securities
              -----------------     -------------    --------------
Equity
  Portfolio            $0.26              $0.34            2.03%



Additionally, 100% of the dividends paid by Minerva Equity Portfolio qualify for the dividends received deduction available to corporations.

         BOARD OF DIRECTORS
         James D. Schmid*                           Chairman of the Board,
                                                    Principal, Morgan Stanley
                                                    Group;
                                                    Partner, Miller Anderson
                                                    & Sherrerd

         Carl T. Hagberg**                          Chairman, Carl T.
                                                    Hagberg & Associates

         Raymond F. Miller**                        Partner, Cronus Partners,
                                                    Inc.

         Charles A. Parker**                        Director, T.C.W.
                                                    Convertible Fund, Inc.;
                                                    Director, URC Holdings Corp.;
                                                    Formerly, Executive Vice
                                                    President, Director and
                                                    Chief Investment Officer
                                                    Continental Corporation


         *Director is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

         **Member of Audit and Nominating Committees



         OFFICERS
         James D. Schmid                            Chairman of the Board

         John J. Pileggi                            President & Treasurer

         Joan V. Fiore                              Secretary

         Donald E. Brostrom                         Assistant Treasurer

         Sheryl Hirschfeld                          Assistant Secretary

         MINERVA FUND, INC.
         237 Park Avenue
         New York, New York   10017

         Information & Client Services:
         (800) 393-9988


         INVESTMENT MANAGER
         LTCB-MAS Investment Management, Inc.
         One Tower Bridge, Suite 1000
         West Conshohocken, PA  19428

         ADMINISTRATOR, TRANSFER AGENT,
         DIVIDEND DISBURSING AGENT AND DISTRIBUTOR
         Furman Selz LLC
         230 Park Avenue
         New York, New York 10169

         CUSTODIAN
         LTCB Trust Company
         165 Broadway
         New York, New York   10006

         LEGAL COUNSEL
         Simpson Thacher & Bartlett
         425 Lexington Avenue
         New York, New York   10017

         INDEPENDENT ACCOUNTANTS
         Price Waterhouse LLP
         1177 Avenue of the Americas
         New York, New York   10036



         This report is for the information of the shareholders of Minerva Fund, Inc.
         Its use in connection with any offering
         of the Funds' shares is authorized
         only in case of a concurrent or prior
         delivery of the Funds' current prospectus.

         Investments in mutual funds involve risk, including possible loss of principal.